REVENUE - Revenue table (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Revenue [abstract]
Gold revenue	R 5,489.7	R 5,110.7	R 5,263.8
Silver revenue	6.6	7.8	5.2
Total revenue	R 5,496.3	R 5,118.5	R 5,269.0